Property and Equipment - Schedule of Property and Equipment (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	CAD 213.9
Property plant and equipment	212.6	CAD 213.9
Engineering equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	58.8
Property plant and equipment	59.3	58.8
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	36.4
Property plant and equipment	34.0	36.4
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	102.0
Property plant and equipment	101.4	102.0
Assets under finance leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	0.8
Property plant and equipment	0.1	0.8
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	15.9
Property plant and equipment	17.8	15.9
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	414.8	364.5
Additions	62.1	58.7
Additions arising on acquisitions	0.8	54.4
Disposals	(78.5)	(56.5)
Transfers		(0.1)
Impact of foreign exchange	(11.5)	(6.2)
Property plant and equipment	387.7	414.8
Gross carrying amount [member] | Engineering equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	131.9	129.0
Additions	21.2	15.8
Additions arising on acquisitions	0.2	15.7
Disposals	(33.4)	(27.1)
Transfers	0.1	1.4
Impact of foreign exchange	(3.3)	(2.9)
Property plant and equipment	116.7	131.9
Gross carrying amount [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	82.0	70.7
Additions	6.8	12.0
Additions arising on acquisitions	0.1	6.2
Disposals	(24.9)	(5.9)
Transfers	(0.8)	0.5
Impact of foreign exchange	(1.6)	(1.5)
Property plant and equipment	61.6	82.0
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	166.9	130.9
Additions	29.4	27.7
Additions arising on acquisitions	0.5	28.5
Disposals	(16.4)	(18.7)
Transfers	0.2	(0.5)
Impact of foreign exchange	(5.1)	(1.0)
Property plant and equipment	175.5	166.9
Gross carrying amount [member] | Assets under finance leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	0.9	2.2
Additions arising on acquisitions		0.8
Disposals	(0.8)	(0.6)
Transfers		(1.4)
Impact of foreign exchange		(0.1)
Property plant and equipment	0.1	0.9
Gross carrying amount [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	33.1	31.7
Additions	4.7	3.2
Additions arising on acquisitions		3.2
Disposals	(3.0)	(4.2)
Transfers	0.5	(0.1)
Impact of foreign exchange	(1.5)	(0.7)
Property plant and equipment	33.8	33.1
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	200.9	206.4
Current year depreciation	54.6	51.2
Disposals	(76.7)	(51.6)
Impact of foreign exchange	(3.7)	(5.1)
Property plant and equipment	175.1	200.9
Accumulated depreciation and amortization [member] | Engineering equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	73.1	82.3
Current year depreciation	18.2	17.6
Disposals	(32.7)	(25.5)
Transfers		0.7
Impact of foreign exchange	(1.2)	(2.0)
Property plant and equipment	57.4	73.1
Accumulated depreciation and amortization [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	45.6	45.1
Current year depreciation	7.6	8.4
Disposals	(25.4)	(5.2)
Impact of foreign exchange	(0.2)	(2.7)
Property plant and equipment	27.6	45.6
Accumulated depreciation and amortization [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	64.9	61.2
Current year depreciation	26.7	22.2
Disposals	(15.9)	(17.5)
Transfers		(0.1)
Impact of foreign exchange	(1.6)	(0.9)
Property plant and equipment	74.1	64.9
Accumulated depreciation and amortization [member] | Assets under finance leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	0.1	0.9
Current year depreciation		0.2
Disposals	(0.1)	(0.3)
Transfers		(0.6)
Impact of foreign exchange		(0.1)
Property plant and equipment		0.1
Accumulated depreciation and amortization [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	17.2	16.9
Current year depreciation	2.1	2.8
Disposals	(2.6)	(3.1)
Impact of foreign exchange	(0.7)	0.6
Property plant and equipment	CAD 16.0	CAD 17.2